INTANGIBLE ASSETS OTHER THAN GOODWILL (Details) - Schedule of intangible assets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Net Carrying Amount [Member] | Airports Slots [Member]
INTANGIBLE ASSETS OTHER THAN GOODWILL (Details) - Schedule of intangible assets [Line Items]
Intangible assets other than goodwill, Gross	$ 845,959	$ 828,969
Intangible assets other than goodwill, Net	845,959	828,969
Net Carrying Amount [Member] | Loyalty Program [Member]
INTANGIBLE ASSETS OTHER THAN GOODWILL (Details) - Schedule of intangible assets [Line Items]
Intangible assets other than goodwill, Gross	263,806	274,420
Intangible assets other than goodwill, Net	263,806	274,420
Net Carrying Amount [Member] | Computer software [member]
INTANGIBLE ASSETS OTHER THAN GOODWILL (Details) - Schedule of intangible assets [Line Items]
Intangible assets other than goodwill, Gross	220,993	156,038
Intangible assets other than goodwill, Net	220,993	156,038
Net Carrying Amount [Member] | Developing Software [Member]
INTANGIBLE ASSETS OTHER THAN GOODWILL (Details) - Schedule of intangible assets [Line Items]
Intangible assets other than goodwill, Gross	99,193	151,853
Intangible assets other than goodwill, Net	99,193	151,853
Net Carrying Amount [Member] | Brand names [member]
INTANGIBLE ASSETS OTHER THAN GOODWILL (Details) - Schedule of intangible assets [Line Items]
Intangible assets other than goodwill, Gross	17,959	29,361
Intangible assets other than goodwill, Net	17,959	29,361
Net Carrying Amount [Member] | Other intangible assets [member]
INTANGIBLE ASSETS OTHER THAN GOODWILL (Details) - Schedule of intangible assets [Line Items]
Intangible assets other than goodwill, Gross	331	431
Intangible assets other than goodwill, Net	331	431
Gross carrying amount [member] | Airports Slots [Member]
INTANGIBLE ASSETS OTHER THAN GOODWILL (Details) - Schedule of intangible assets [Line Items]
Intangible assets other than goodwill, Gross	845,959	828,969
Intangible assets other than goodwill, Net	845,959	828,969
Gross carrying amount [member] | Loyalty Program [Member]
INTANGIBLE ASSETS OTHER THAN GOODWILL (Details) - Schedule of intangible assets [Line Items]
Intangible assets other than goodwill, Gross	263,806	274,420
Intangible assets other than goodwill, Net	263,806	274,420
Gross carrying amount [member] | Computer software [member]
INTANGIBLE ASSETS OTHER THAN GOODWILL (Details) - Schedule of intangible assets [Line Items]
Intangible assets other than goodwill, Gross	656,699	529,009
Intangible assets other than goodwill, Net	656,699	529,009
Gross carrying amount [member] | Developing Software [Member]
INTANGIBLE ASSETS OTHER THAN GOODWILL (Details) - Schedule of intangible assets [Line Items]
Intangible assets other than goodwill, Gross	99,193	151,853
Intangible assets other than goodwill, Net	99,193	151,853
Gross carrying amount [member] | Brand names [member]
INTANGIBLE ASSETS OTHER THAN GOODWILL (Details) - Schedule of intangible assets [Line Items]
Intangible assets other than goodwill, Gross	51,326	53,391
Intangible assets other than goodwill, Net	51,326	53,391
Gross carrying amount [member] | Other intangible assets [member]
INTANGIBLE ASSETS OTHER THAN GOODWILL (Details) - Schedule of intangible assets [Line Items]
Intangible assets other than goodwill, Gross	1,315	1,325
Intangible assets other than goodwill, Net	$ 1,315	$ 1,325